Annual Total Returns [BarChart] - TCW Emerging Markets Multi-Asset Opportunities Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	(2.63%)
Annual Return 2015	(9.15%)
Annual Return 2016	9.54%
Annual Return 2017	26.75%
Annual Return 2018	(13.78%)
Annual Return 2019	18.15%
Annual Return 2020	16.41%